Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade Receivables [line items]
Schedule of trade receivables

	2021	2020
Tuition fees	247,419	206,107
FIES and UNIEDU Guaranteed Credits	2,103	4,041
PEP - Special Installment Payment (i)	15,096	17,155
Provision for revenue cancellation	(4,191)	(3,136)
Allowance for expected credit losses of trade receivables	(113,934)	(102,128)
Total trade receivables	146,493	122,039

Current	140,560	115,115
Non-current	5,933	6,924
(i)	In 2015, a special private installment payment program (PEP) was introduced to facilitate the entry of students who could not qualify for FIES, due to changes occurred to the program at the time. These receivables bear interests of 1.34% and, given the long term of the installments, they have been discounted at an interbank rate of 2.76%.

Schedule of aging of trade receivables

The aging list of trade receivables is as follows:

	2021	2020
Receivables falling due	72,338	70,216

Receivables past due
From 1 to 30 days	27,368	24,990
From 31 to 60 days	25,949	21,176
From 61 to 90 days	22,782	17,697
From 91 to 180 days	40,326	30,771
From 181 to 365 days	75,855	62,453
Provision for revenue cancellation	(4,191)	(3,136)
Allowance for estimated credit losses	(113,934)	(102,128)
	146,493	122,039

Schedule of provision for revenue cancellation

Changes in the Company's revenue cancellation provision are as follows:

	2021	2020	2019
At the beginning of the year	(3,136)	(5,212)	(5,655)
Additions	(13,965)	(16,527)	(20,890)
Write-off	10,200	14,764	21,333
Reversals	2,710	3,839	-
At the end of the year	(4,191)	(3,136)	(5,212)

Trade receivable
Trade Receivables [line items]
Schedule of changes in the allowance for expected credit losses

Changes in the Company’s allowance for expected credit losses are as follows:

	2021	2020	2019
At the beginning of the year	(102,128)	(79,659)	(66,199)
Write-off of uncollectible receivables	98,883	59,704	39,385
Reversal	16,868	23,752	20,739
Reclassified to (from) held for sale	-	(5,333)	5,333
Allowance for expected credit losses	(127,557)	(100,592)	(78,917)
At the end of the year	(113,934)	(102,128)	(79,659)